Accounts Payable (Narrative) (Details) (USD $)	3 Months Ended
Mar. 31, 2014
Accounts Payable [Abstract]
Indebtedness settled through common units issuance	$ 2,408,030
Portion of settled indebtedness previously classified as accounts payable	$ 2,304,030